Schedule of Portfolio Investments
September 30, 2024
Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (9.0%):
Alphabet, Inc., Class C ................................................... 9,839 $ 1,644,982
Alphabet, Inc., Class A ................................................... 11,080 1,837,618
AT&T, Inc. ........................................................... 13,555 298,210
Charter Communications, Inc., Class A(a) ..................................... 183 59,307
Comcast Corp., Class A .................................................. 7,271 303,710
Electronic Arts, Inc. ..................................................... 453 64,978
Fox Corp., Class A ...................................................... 422 17,863
Fox Corp., Class B ...................................................... 250 9,700
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 388 30,043
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 43 3,076
Live Nation Entertainment, Inc.(a) ........................................... 292 31,971
Meta Platforms, Inc., Class A .............................................. 4,135 2,367,039
Netflix, Inc.(a) ......................................................... 808 573,090
Omnicom Group, Inc. .................................................... 367 37,944
Pinterest, Inc., Class A(a) ................................................. 1,126 36,449
ROBLOX Corp., Class A(a) ............................................... 953 42,180
Snap, Inc., Class A(a) .................................................... 1,960 20,972
Take-Two Interactive Software, Inc.(a) ........................................ 306 47,035
The Interpublic Group of Cos., Inc. .......................................... 709 22,426
The Trade Desk, Inc., Class A(a) ............................................ 837 91,777
The Walt Disney Co. .................................................... 3,436 330,509
T-Mobile US, Inc. ...................................................... 929 191,709
Verizon Communications, Inc. .............................................. 7,977 358,247
Warner Bros Discovery, Inc.(a) ............................................. 4,205 34,691
8,455,526
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 487 186,920
Cisco Systems, Inc. ..................................................... 7,549 401,758
Motorola Solutions, Inc. .................................................. 315 141,634
730,312
Consumer Discretionary (9.9%):
Airbnb, Inc., Class A(a) .................................................. 800 101,448
Amazon.com, Inc.(a) .................................................... 17,721 3,301,954
Aptiv PLC(a) .......................................................... 501 36,077
AutoZone, Inc.(a) ....................................................... 32 100,801
Best Buy Co., Inc. ...................................................... 375 38,737
Booking Holdings, Inc. ................................................... 63 265,363
Carnival Corp.(a) ....................................................... 1,892 34,964
Chipotle Mexican Grill, Inc.(a) ............................................. 2,579 148,602
D.R. Horton, Inc. ....................................................... 545 103,970
Darden Restaurants, Inc. .................................................. 224 36,765
Deckers Outdoor Corp.(a) ................................................. 287 45,762
Domino's Pizza, Inc. ..................................................... 66 28,389
DoorDash, Inc., Class A(a) ................................................ 581 82,926
DraftKings, Inc.(a) ...................................................... 885 34,692
eBay, Inc. ............................................................ 924 60,162
Expedia Group, Inc.(a) ................................................... 234 34,637
Ford Motor Co. ........................................................ 7,383 77,964
Garmin Ltd. ........................................................... 294 51,753
General Motors Co. ..................................................... 2,127 95,375
Genuine Parts Co. ...................................................... 263 36,736
Hilton Worldwide Holdings, Inc. ............................................ 502 115,711
Las Vegas Sands Corp. ................................................... 732 36,849
Lennar Corp., Class A .................................................... 447 83,803
Lennar Corp., Class B ................................................... 18 3,113
Lowe's Cos., Inc. ....................................................... 1,074 290,893
Lululemon Athletica, Inc.(a) ............................................... 203 55,084
Marriott International, Inc., Class A .......................................... 446 110,876
McDonald's Corp. ...................................................... 1,359 413,829
MGM Resorts International(a) .............................................. 452 17,669

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Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
NIKE, Inc., Class B ..................................................... 2,240 $ 198,016
NVR, Inc.(a) .......................................................... 6 58,871
O'Reilly Automotive, Inc.(a) ............................................... 109 125,524
Pool Corp. ............................................................ 70 26,376
PulteGroup, Inc. ........................................................ 390 55,977
Ross Stores, Inc. ....................................................... 616 92,714
Royal Caribbean Cruises Ltd. .............................................. 449 79,635
Starbucks Corp. ........................................................ 2,104 205,119
Tesla, Inc.(a) .......................................................... 5,270 1,378,790
The Home Depot, Inc. ................................................... 1,882 762,586
The TJX Cos., Inc. ...................................................... 2,135 250,948
Tractor Supply Co. ...................................................... 204 59,350
Ulta Beauty, Inc.(a) ..................................................... 89 34,632
Williams-Sonoma, Inc. ................................................... 231 35,786
Yum! Brands, Inc. ...................................................... 532 74,326
9,283,554
Consumer Staples (5.9%):
Albertsons Cos., Inc., Class A .............................................. 771 14,248
Altria Group, Inc. ....................................................... 3,230 164,859
Archer-Daniels-Midland Co. ............................................... 900 53,766
Brown-Forman Corp., Class B ............................................. 547 26,912
Brown-Forman Corp., Class A .............................................. 83 3,991
Campbell Soup Co. ..................................................... 374 18,296
Celsius Holdings, Inc.(a) .................................................. 315 9,878
Church & Dwight Co., Inc. ................................................ 463 48,485
Colgate-Palmolive Co. ................................................... 1,547 160,594
Conagra Brands, Inc. .................................................... 903 29,366
Constellation Brands, Inc., Class A .......................................... 289 74,472
Costco Wholesale Corp. .................................................. 839 743,790
Dollar General Corp. .................................................... 416 35,181
Dollar Tree, Inc.(a) ...................................................... 407 28,620
General Mills, Inc. ...................................................... 1,054 77,838
Hormel Foods Corp. ..................................................... 551 17,467
Kellanova ............................................................ 549 44,310
Kenvue, Inc. .......................................................... 3,630 83,962
Keurig Dr. Pepper, Inc. ................................................... 2,001 74,998
Kimberly-Clark Corp. .................................................... 638 90,775
Lamb Weston Holdings, Inc. ............................................... 265 17,156
McCormick & Co., Inc. .................................................. 507 41,726
Mondelez International, Inc., Class A ......................................... 2,524 185,943
Monster Beverage Corp.(a) ................................................ 1,352 70,534
PepsiCo, Inc. .......................................................... 2,595 441,280
Philip Morris International, Inc. ............................................. 2,943 357,280
Sysco Corp. ........................................................... 930 72,596
Target Corp. .......................................................... 871 135,754
The Clorox Co. ........................................................ 234 38,121
The Coca-Cola Co. ...................................................... 8,108 582,641
The Estee Lauder Cos., Inc. ............................................... 440 43,864
The Hershey Co. ....................................................... 279 53,507
The J.M. Smucker Co. ................................................... 197 23,857
The Kraft Heinz Co. ..................................................... 2,283 80,156
The Kroger Co. ........................................................ 1,357 77,756
The Procter & Gamble Co. ................................................ 4,452 771,086
Tyson Foods, Inc., Class A ................................................ 529 31,507
Walgreens Boots Alliance, Inc. ............................................. 1,349 12,087
Walmart, Inc. .......................................................... 8,172 659,889
5,498,548
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp., Class A ................................................. 2,270 147,913
CDW Corp. ........................................................... 252 57,028
Corning, Inc. .......................................................... 1,471 66,416
Jabil, Inc. ............................................................ 207 24,805

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Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Keysight Technologies, Inc.(a) ............................................. 326 $ 51,811
TE Connectivity PLC(a) .................................................. 575 86,819
Teledyne Technologies, Inc.(a) ............................................. 88 38,514
Trimble, Inc.(a) ........................................................ 461 28,623
Zebra Technologies Corp.(a) ............................................... 97 35,921
537,850
Energy (3.5%):
Baker Hughes Co. ...................................................... 1,881 67,998
Cheniere Energy, Inc. .................................................... 424 76,252
Chevron Corp. ......................................................... 3,466 510,438
ConocoPhillips Co. ..................................................... 2,200 231,616
Coterra Energy, Inc. ..................................................... 1,376 32,955
Devon Energy Corp. ..................................................... 1,178 46,083
Diamondback Energy, Inc. ................................................ 557 96,027
EOG Resources, Inc. .................................................... 1,075 132,150
EQT Corp. ............................................................ 1,074 39,351
Exxon Mobil Corp. ..................................................... 8,411 985,938
Halliburton Co. ........................................................ 1,666 48,397
Hess Corp. ............................................................ 528 71,702
Kinder Morgan, Inc. ..................................................... 3,675 81,181
Marathon Oil Corp. ..................................................... 1,057 28,148
Marathon Petroleum Corp. ................................................ 633 103,122
Occidental Petroleum Corp. ............................................... 1,768 91,123
ONEOK, Inc. .......................................................... 1,105 100,699
Phillips 66 Co. ......................................................... 792 104,108
Schlumberger NV ...................................................... 2,686 112,678
Targa Resources Corp. ................................................... 408 60,388
Texas Pacific Land Corp. ................................................. 43 38,044
The Williams Cos., Inc. .................................................. 2,302 105,086
Valero Energy Corp. ..................................................... 604 81,558
3,245,042
Financials (12.7%):
Aflac, Inc. ............................................................ 956 106,881
American Express Co. ................................................... 1,346 365,035
American International Group, Inc. .......................................... 1,217 89,121
Ameriprise Financial, Inc. ................................................. 186 87,385
Aon PLC, Class A ...................................................... 397 137,358
Apollo Global Management, Inc. ............................................ 760 94,932
Arch Capital Group Ltd.(a) ................................................ 689 77,085
Ares Management Corp., Class A ........................................... 350 54,544
Arthur J. Gallagher & Co. ................................................. 411 115,643
Bank of America Corp. ................................................... 14,685 582,701
Berkshire Hathaway, Inc., Class B(a) ......................................... 2,476 1,139,604
BlackRock, Inc. ........................................................ 278 263,964
Blackstone, Inc. ........................................................ 1,351 206,879
Block, Inc.(a) .......................................................... 1,034 69,412
Brown & Brown, Inc. .................................................... 446 46,206
Capital One Financial Corp. ............................................... 714 106,907
Cboe Global Markets, Inc. ................................................ 198 40,564
Chubb Ltd. ........................................................... 762 219,753
Cincinnati Financial Corp. ................................................ 291 39,611
Citigroup, Inc. ......................................................... 3,605 225,673
Citizens Financial Group, Inc. .............................................. 843 34,622
CME Group, Inc. ....................................................... 680 150,042
Coinbase Global, Inc., Class A(a) ........................................... 362 64,497
Corebridge Financial, Inc. ................................................. 466 13,588
Discover Financial Services ............................................... 474 66,497
Everest Group Ltd. ...................................................... 63 24,685
FactSet Research Systems, Inc. ............................................. 72 33,109
Fidelity National Information Services, Inc. .................................... 1,034 86,597
Fifth Third Bancorp ..................................................... 1,275 54,621
First Citizens Bancshares, Inc., Class A ....................................... 19 34,978

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Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Fiserv, Inc.(a) .......................................................... 1,083 $ 194,561
Franklin Resources, Inc. .................................................. 532 10,720
Global Payments, Inc. .................................................... 478 48,957
Huntington Bancshares, Inc. ............................................... 2,718 39,955
Intercontinental Exchange, Inc. ............................................. 1,080 173,491
Jack Henry & Associates, Inc. .............................................. 137 24,186
JPMorgan Chase & Co. .................................................. 5,373 1,132,951
KKR & Co., Inc. ....................................................... 1,273 166,228
Loews Corp. .......................................................... 344 27,193
LPL Financial Holdings, Inc. ............................................... 141 32,801
M&T Bank Corp. ....................................................... 315 56,108
Markel Group, Inc.(a) .................................................... 24 37,646
Marsh & McLennan Cos., Inc. ............................................. 931 207,697
Mastercard, Inc., Class A ................................................. 1,562 771,316
MetLife, Inc. .......................................................... 1,110 91,553
Moody's Corp. ......................................................... 344 163,259
Morgan Stanley ........................................................ 2,348 244,755
MSCI, Inc. ........................................................... 144 83,942
Nasdaq, Inc. .......................................................... 619 45,193
Northern Trust Corp. .................................................... 377 33,941
PayPal Holdings, Inc.(a) .................................................. 1,932 150,754
Principal Financial Group, Inc. ............................................. 436 37,452
Prudential Financial, Inc. ................................................. 676 81,864
Raymond James Financial, Inc. ............................................. 352 43,106
Regions Financial Corp. .................................................. 1,729 40,338
S&P Global, Inc. ....................................................... 593 306,356
State Street Corp. ....................................................... 563 49,809
Synchrony Financial ..................................................... 744 37,111
T. Rowe Price Group, Inc. ................................................. 412 44,879
The Allstate Corp. ...................................................... 498 94,446
The Bank of New York Mellon Corp. ......................................... 1,395 100,245
The Charles Schwab Corp. ................................................ 3,174 205,707
The Goldman Sachs Group, Inc. ............................................ 596 295,085
The Hartford Financial Services Group, Inc. .................................... 553 65,038
The PNC Financial Services Group, Inc. ...................................... 751 138,822
The Progressive Corp. ................................................... 1,107 280,912
The Travelers Cos., Inc. .................................................. 430 100,672
Truist Financial Corp. .................................................... 2,531 108,251
U.S. Bancorp .......................................................... 2,952 134,995
Visa, Inc., Class A ...................................................... 3,158 868,292
W.R. Berkley Corp. ..................................................... 567 32,166
Wells Fargo & Co. ...................................................... 6,443 363,965
Willis Towers Watson PLC ................................................ 192 56,550
11,855,762
Health Care (11.6%):
Abbott Laboratories ..................................................... 3,275 373,383
AbbVie, Inc. .......................................................... 3,345 660,571
Agilent Technologies, Inc. ................................................. 543 80,625
Align Technology, Inc.(a) ................................................. 132 33,570
Alnylam Pharmaceuticals, Inc.(a) ........................................... 241 66,282
Amgen, Inc. ........................................................... 1,016 327,365
Avantor, Inc.(a) ........................................................ 1,256 32,493
Baxter International, Inc. ................................................. 960 36,451
Becton Dickinson & Co. .................................................. 547 131,882
Biogen, Inc.(a) ......................................................... 274 53,112
BioMarin Pharmaceutical, Inc.(a) ........................................... 356 25,023
Boston Scientific Corp.(a) ................................................. 2,780 232,964
Bristol-Myers Squibb Co. ................................................. 3,841 198,733
Cardinal Health, Inc. .................................................... 459 50,729
Cencora, Inc. .......................................................... 327 73,601
Centene Corp.(a) ....................................................... 987 74,301
CVS Health Corp. ...................................................... 2,380 149,654
Danaher Corp. ......................................................... 1,246 346,413

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Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Dexcom, Inc.(a) ........................................................ 749 $ 50,213
Edwards Lifesciences Corp.(a) ............................................. 1,122 74,041
Elevance Health, Inc. .................................................... 438 227,760
Eli Lilly & Co. ......................................................... 1,614 1,429,907
GE HealthCare Technologies, Inc. ........................................... 805 75,549
Gilead Sciences, Inc. .................................................... 2,355 197,443
HCA Healthcare, Inc. .................................................... 352 143,063
Hologic, Inc.(a) ........................................................ 435 35,435
Humana, Inc. .......................................................... 228 72,217
IDEXX Laboratories, Inc.(a) ............................................... 154 77,804
Illumina, Inc.(a) ........................................................ 300 39,123
Incyte Corp.(a) ......................................................... 361 23,862
Insulet Corp.(a) ........................................................ 132 30,723
Intuitive Surgical, Inc.(a) ................................................. 669 328,660
IQVIA Holdings, Inc.(a) .................................................. 343 81,281
Johnson & Johnson ..................................................... 4,558 738,669
Labcorp Holdings, Inc. ................................................... 159 35,533
McKesson Corp. ....................................................... 246 121,627
Medtronic PLC ........................................................ 2,429 218,683
Merck & Co., Inc. ...................................................... 4,801 545,202
Mettler-Toledo International, Inc.(a) ......................................... 40 59,988
Moderna, Inc.(a) ....................................................... 650 43,440
Molina Healthcare, Inc.(a) ................................................ 110 37,902
Pfizer, Inc. ............................................................ 10,739 310,787
Quest Diagnostics, Inc. ................................................... 210 32,602
Regeneron Pharmaceuticals, Inc.(a) .......................................... 202 212,350
ResMed, Inc. .......................................................... 276 67,377
Revvity, Inc. .......................................................... 233 29,766
Royalty Pharma PLC, Class A .............................................. 726 20,539
STERIS PLC .......................................................... 186 45,112
Stryker Corp. .......................................................... 678 244,934
The Cigna Group ....................................................... 520 180,149
The Cooper Cos., Inc.(a) .................................................. 376 41,488
Thermo Fisher Scientific, Inc. .............................................. 723 447,226
UnitedHealth Group, Inc. ................................................. 1,747 1,021,436
Veeva Systems, Inc., Class A(a) ............................................. 280 58,764
Vertex Pharmaceuticals, Inc.(a) ............................................. 488 226,959
Viatris, Inc. ........................................................... 2,251 26,134
Waters Corp.(a) ........................................................ 112 40,308
West Pharmaceutical Services, Inc. .......................................... 137 41,122
Zimmer Biomet Holdings, Inc. ............................................. 386 41,669
Zoetis, Inc. ........................................................... 858 167,636
10,891,635
Industrials (8.7%):
3M Co. .............................................................. 1,041 142,305
Amentum Holdings, Inc.(a) ................................................ 233 7,514
AMETEK, Inc. ........................................................ 437 75,037
Automatic Data Processing, Inc. ............................................ 772 213,636
Axon Enterprise, Inc.(a) .................................................. 136 54,346
Booz Allen Hamilton Holding Corp. ......................................... 241 39,225
Broadridge Financial Solutions, Inc. ......................................... 220 47,307
Builders FirstSource, Inc.(a) ............................................... 216 41,874
Carlisle Cos., Inc. ....................................................... 87 39,128
Carrier Global Corp. ..................................................... 1,598 128,623
Caterpillar, Inc. ........................................................ 918 359,048
Cintas Corp. .......................................................... 649 133,616
Copart, Inc.(a) ......................................................... 1,657 86,827
CSX Corp. ............................................................ 3,670 126,725
Cummins, Inc. ......................................................... 256 82,890
Deere & Co. .......................................................... 481 200,736
Delta Air Lines, Inc. ..................................................... 1,219 61,913
Dover Corp. ........................................................... 259 49,661
Eaton Corp. PLC ....................................................... 753 249,574

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
EMCOR Group, Inc. .................................................... 87 $ 37,456
Emerson Electric Co. .................................................... 1,082 118,338
Equifax, Inc. .......................................................... 233 68,469
Expeditors International of Washington, Inc. .................................... 266 34,952
Fastenal Co. ........................................................... 1,083 77,348
FedEx Corp. .......................................................... 425 116,314
Fortive Corp. .......................................................... 662 52,252
GE Vernova, Inc.(a) ..................................................... 520 132,590
General Dynamics Corp. .................................................. 518 156,540
General Electric Co. ..................................................... 2,048 386,212
Graco, Inc. ........................................................... 317 27,741
HEICO Corp. .......................................................... 80 20,918
HEICO Corp., Class A ................................................... 144 29,341
Honeywell International, Inc. .............................................. 1,231 254,460
Howmet Aerospace, Inc. .................................................. 775 77,694
Hubbell, Inc. .......................................................... 101 43,263
IDEX Corp. ........................................................... 143 30,673
Illinois Tool Works, Inc. .................................................. 561 147,021
Ingersoll Rand, Inc. ..................................................... 763 74,896
J.B. Hunt Transport Services, Inc. ........................................... 154 26,539
Jacobs Solutions, Inc. .................................................... 233 30,500
Johnson Controls International PLC .......................................... 1,262 97,944
L3Harris Technologies, Inc. ............................................... 358 85,157
Leidos Holdings, Inc. .................................................... 252 41,076
Lennox International, Inc. ................................................. 61 36,862
Lockheed Martin Corp. ................................................... 452 264,221
Nordson Corp. ......................................................... 103 27,051
Norfolk Southern Corp. .................................................. 428 106,358
Northrop Grumman Corp. ................................................. 276 145,747
Old Dominion Freight Line, Inc. ............................................ 352 69,921
Otis Worldwide Corp. .................................................... 759 78,890
PACCAR, Inc. ......................................................... 976 96,312
Parker-Hannifin Corp. ................................................... 242 152,900
Paychex, Inc. .......................................................... 609 81,722
Quanta Services, Inc. .................................................... 276 82,289
Republic Services, Inc. ................................................... 386 77,524
Rockwell Automation, Inc. ................................................ 215 57,719
Rollins, Inc. ........................................................... 550 27,819
RTX Corp. ............................................................ 2,520 305,323
Snap-on, Inc. .......................................................... 98 28,392
Southwest Airlines Co. ................................................... 1,131 33,512
SS&C Technologies Holdings, Inc. .......................................... 404 29,981
Stanley Black & Decker, Inc. .............................................. 291 32,048
Textron, Inc. .......................................................... 353 31,269
The Boeing Co.(a) ...................................................... 1,166 177,279
Trane Technologies PLC .................................................. 426 165,599
TransDigm Group, Inc. ................................................... 104 148,422
TransUnion ........................................................... 367 38,425
Uber Technologies, Inc.(a) ................................................ 3,827 287,637
Union Pacific Corp. ..................................................... 1,152 283,945
United Airlines Holdings, Inc.(a) ............................................ 620 35,377
United Parcel Service, Inc., Class B .......................................... 1,388 189,240
United Rentals, Inc. ..................................................... 125 101,216
Veralto Corp. .......................................................... 449 50,225
Verisk Analytics, Inc. .................................................... 269 72,081
Vertiv Holdings Co., Class A ............................................... 693 68,947
W.W. Grainger, Inc. ..................................................... 84 87,260
Waste Management, Inc. .................................................. 759 157,568
Watsco, Inc. ........................................................... 66 32,464
Westinghouse Air Brake Technologies Corp. .................................... 329 59,802
Xylem, Inc. ........................................................... 457 61,709
8,090,735

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
IT Services (1.3%):
Accenture PLC, Class A .................................................. 1,185 $ 418,874
Akamai Technologies, Inc.(a) .............................................. 282 28,468
Cloudflare, Inc., Class A(a) ................................................ 565 45,703
Cognizant Technology Solutions Corp., Class A ................................. 938 72,395
Gartner, Inc.(a) ........................................................ 142 71,960
GoDaddy, Inc., Class A(a) ................................................. 266 41,703
International Business Machines Corp. ........................................ 1,745 385,784
MongoDB, Inc.(a) ...................................................... 135 36,497
Okta, Inc.(a) .......................................................... 303 22,525
Snowflake, Inc., Class A(a) ................................................ 586 67,308
VeriSign, Inc.(a) ........................................................ 183 34,763
1,225,980
Materials (2.1%):
Air Products and Chemicals, Inc. ............................................ 418 124,455
Albemarle Corp. ....................................................... 222 21,026
Amcor PLC ........................................................... 2,730 30,931
Avery Dennison Corp. ................................................... 150 33,114
Ball Corp. ............................................................ 572 38,845
Celanese Corp. ......................................................... 206 28,008
CF Industries Holdings, Inc. ............................................... 340 29,172
Corteva, Inc. .......................................................... 1,310 77,015
Dow, Inc. ............................................................ 1,326 72,439
DuPont de Nemours, Inc. ................................................. 789 70,308
Ecolab, Inc. ........................................................... 480 122,558
Freeport-McMoRan, Inc. ................................................. 2,703 134,934
International Flavors & Fragrances, Inc. ....................................... 436 45,749
International Paper Co. ................................................... 648 31,655
Linde PLC ............................................................ 889 423,929
LyondellBasell Industries NV, Class A ........................................ 491 47,087
Martin Marietta Materials, Inc. ............................................. 115 61,899
Newmont Corp. ........................................................ 2,172 116,093
Nucor Corp. ........................................................... 447 67,202
Packaging Corp. of America ............................................... 167 35,972
PPG Industries, Inc. ..................................................... 440 58,282
Reliance, Inc. .......................................................... 104 30,078
Steel Dynamics, Inc. ..................................................... 273 34,420
The Sherwin-Williams Co. ................................................ 439 167,553
Vulcan Materials Co. .................................................... 250 62,607
Westlake Corp. ........................................................ 63 9,468
1,974,799
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc. ......................................... 328 38,950
American Tower Corp. ................................................... 883 205,351
AvalonBay Communities, Inc. .............................................. 269 60,592
CBRE Group, Inc., Class A(a) .............................................. 577 71,825
CoStar Group, Inc.(a) .................................................... 767 57,862
Crown Castle, Inc. ...................................................... 821 97,395
Digital Realty Trust, Inc. .................................................. 620 100,335
Equinix, Inc. .......................................................... 179 158,886
Equity Residential ...................................................... 705 52,494
Essex Property Trust, Inc. ................................................. 121 35,746
Extra Space Storage, Inc. ................................................. 396 71,355
Gaming and Leisure Properties, Inc. ......................................... 497 25,571
Invitation Homes, Inc. ................................................... 1,157 40,796
Iron Mountain, Inc. ..................................................... 551 65,475
Mid-America Apartment Communities, Inc. .................................... 220 34,958
Prologis, Inc. .......................................................... 1,748 220,737
Public Storage ......................................................... 298 108,433
Realty Income Corp. .................................................... 1,649 104,580
SBA Communications Corp. ............................................... 201 48,381
Simon Property Group, Inc. ............................................... 613 103,609

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sun Communities, Inc. ................................................... 233 $ 31,490
UDR, Inc. ............................................................ 622 28,202
Ventas, Inc. ........................................................... 780 50,021
VICI Properties, Inc. .................................................... 1,978 65,887
Welltower, Inc. ......................................................... 1,154 147,747
Weyerhaeuser Co. ...................................................... 1,374 46,524
WP Carey, Inc. ......................................................... 410 25,543
2,098,745
Semiconductors & Semiconductor Equipment (10.7%):
Advanced Micro Devices, Inc.(a) ............................................ 3,052 500,772
Analog Devices, Inc. .................................................... 937 215,669
Applied Materials, Inc. ................................................... 1,558 314,794
Broadcom, Inc. ........................................................ 8,674 1,496,265
Enphase Energy, Inc.(a) .................................................. 247 27,916
Entegris, Inc. .......................................................... 285 32,071
First Solar, Inc.(a) ...................................................... 192 47,892
Intel Corp. ............................................................ 8,102 190,073
KLA Corp. ........................................................... 254 196,700
Lam Research Corp. ..................................................... 245 199,940
Marvell Technology, Inc. ................................................. 1,621 116,906
Microchip Technology, Inc. ................................................ 996 79,969
Micron Technology, Inc. .................................................. 2,094 217,169
Monolithic Power Systems, Inc. ............................................ 88 81,356
NVIDIA Corp. ......................................................... 44,648 5,422,053
ON Semiconductor Corp.(a) ............................................... 808 58,669
QUALCOMM, Inc. ..................................................... 2,109 358,635
Skyworks Solutions, Inc. ................................................. 302 29,829
Teradyne, Inc. ......................................................... 304 40,715
Texas Instruments, Inc. ................................................... 1,728 356,953
9,984,346
Software (10.6%):
Adobe, Inc.(a) ......................................................... 837 433,382
ANSYS, Inc.(a) ........................................................ 165 52,574
AppLovin Corp., Class A(a) ............................................... 352 45,954
Atlassian Corp., Class A(a) ................................................ 273 43,355
Autodesk, Inc.(a) ....................................................... 406 111,845
Bentley Systems, Inc., Class B ............................................. 255 12,957
Cadence Design Systems, Inc.(a) ............................................ 514 139,309
Corpay, Inc.(a) ......................................................... 127 39,721
Crowdstrike Holdings, Inc., Class A(a) ....................................... 432 121,163
Datadog, Inc., Class A(a) ................................................. 557 64,088
Dynatrace, Inc.(a) ...................................................... 554 29,622
Fair Isaac Corp.(a) ...................................................... 45 87,458
Fortinet, Inc.(a) ........................................................ 1,196 92,750
Gen Digital, Inc. ....................................................... 1,056 28,966
HubSpot, Inc.(a) ....................................................... 93 49,439
Intuit, Inc. ............................................................ 518 321,678
Microsoft Corp. ........................................................ 13,885 5,974,715
MicroStrategy, Inc.(a) .................................................... 331 55,807
Oracle Corp. .......................................................... 3,057 520,913
Palantir Technologies, Inc., Class A(a) ........................................ 3,733 138,868
Palo Alto Networks, Inc.(a) ................................................ 610 208,498
PTC, Inc.(a) ........................................................... 225 40,648
Roper Technologies, Inc. .................................................. 202 112,401
Salesforce, Inc. ........................................................ 1,765 483,098
ServiceNow, Inc.(a) ..................................................... 389 347,918
Synopsys, Inc.(a) ....................................................... 290 146,853
Tyler Technologies, Inc.(a) ................................................ 80 46,698
Workday, Inc., Class A(a) ................................................. 398 97,275
Zoom Video Communications, Inc., Class A(a) .................................. 496 34,591

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Zscaler, Inc.(a) ......................................................... 176 $ 30,085
9,912,629
Technology Hardware, Storage & Peripherals (7.6%):
Apple, Inc. ........................................................... 28,798 6,709,934
Dell Technologies, Inc., Class C ............................................ 528 62,589
Hewlett Packard Enterprise Co. ............................................. 2,450 50,127
HP, Inc. .............................................................. 1,823 65,391
NetApp, Inc. .......................................................... 386 47,675
Pure Storage, Inc., Class A(a) .............................................. 586 29,441
Seagate Technology Holdings PLC .......................................... 397 43,483
Super Micro Computer, Inc.(a) ............................................. 95 39,558
Western Digital Corp.(a) .................................................. 641 43,774
7,091,972
Utilities (2.4%):
Alliant Energy Corp. .................................................... 485 29,435
Ameren Corp. ......................................................... 504 44,080
American Electric Power Co., Inc. ........................................... 1,008 103,421
American Water Works Co., Inc. ............................................ 369 53,962
Atmos Energy Corp. ..................................................... 293 40,642
CenterPoint Energy, Inc. .................................................. 1,230 36,187
CMS Energy Corp. ...................................................... 563 39,765
Consolidated Edison, Inc. ................................................. 655 68,205
Constellation Energy Corp. ................................................ 592 153,932
Dominion Energy, Inc. ................................................... 1,588 91,770
DTE Energy Co. ....................................................... 391 50,208
Duke Energy Corp. ...................................................... 1,462 168,569
Edison International ..................................................... 731 63,663
Entergy Corp. ......................................................... 404 53,170
Evergy, Inc. ........................................................... 429 26,602
Eversource Energy ...................................................... 676 46,002
Exelon Corp. .......................................................... 1,894 76,802
FirstEnergy Corp. ....................................................... 1,090 48,341
NextEra Energy, Inc. .................................................... 3,893 329,075
NRG Energy, Inc. ....................................................... 382 34,800
PG&E Corp. .......................................................... 3,955 78,190
PPL Corp. ............................................................ 1,396 46,180
Public Service Enterprise Group, Inc. ......................................... 943 84,125
Sempra .............................................................. 1,199 100,272
The AES Corp. ........................................................ 1,345 26,981
The Southern Co. ....................................................... 2,071 186,763
Vistra Corp. ........................................................... 646 76,577
WEC Energy Group, Inc. ................................................. 598 57,516
Xcel Energy, Inc. ....................................................... 1,053 68,761
2,283,996
Total Common Stocks (Cost $20,469,850) 93,161,431
Total Investments (Cost $20,469,850) — 99.6% 93,161,431
Other assets in excess of liabilities - 0.4% 401,234
NET ASSETS - 100.00% $ 93,562,665
(a) Non-income producing security.
PLC
—
Public Limited Company

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 12/20/24 $ 569,053 $ 581,425 $ 12,372
Total unrealized appreciation $ 12,372
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 12,372

Schedule of Portfolio Investments
September 30, 2024
Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (0.0%)(a)
Consumer Discretionary (0.0%):(a)
Jo-Ann Stores LLC (b) ................................................... 562 $ 562
Health Care (0.0%):
Covis Parent SCA, Class A Shares (b) (c) ....................................... 147 —
Covis Parent SCA, Class B Shares (b) (c) ....................................... 147 —
Covis Parent SCA, Class C Shares (b) (c) ....................................... 147 —
Covis Parent SCA, Class D Shares (b) (c) ...................................... 147 —
Covis Parent SCA, Class E Shares (b) (c) ....................................... 147 —
—
Total Common Stocks (Cost $1,581) 562
Principal Amount
Senior Secured Loans (17.8%)
Consumer Discretionary (6.1%):
Bally's Corp., Term B Facility Loans, First Lien , 8 .53% ( SOFR03M + 325 bps ) , 10/2/28 (d) ... $ 123,407 117,391
Carnival Corp., 2027 Term Loan, First Lien , 8 .00% ( SOFR01M + 275 bps ) , 8/9/27 (d) ....... 66,793 66,897
Cengage Learning, Inc., Term B Loans, First Lien , 9 .54% ( SOFR06M + 425 bps ) , 3/24/31 (d) .. 109,450 109,623
Fertitta Entertainment LLC, Initial B Term Loan, First Lien , 8 .85% ( SOFR01M + 375 bps ) ,
1/29/29 (d) ........................................................ 246,212 245,409
Houghton Mifflin Harcourt Co., Term B Loans, First Lien , 10 .50% ( SOFR01M + 525 bps ) ,
4/9/29 (d) ......................................................... 248,731 241,314
Men's Wearhouse, Inc., Term Loans, First Lien , 11 .74% ( SOFR03M + 650 bps ) , 2/26/29 (d) ... 85,277 84,567
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien , 8 .58%
( SOFR03M + 325 bps ) , 3/3/28 (d) ......................................... 170,353 161,753
The Michaels Cos., Inc., Term B Loans, First Lien , 9 .58% ( SOFR03M + 425 bps ) , 4/17/28 (d) . 290,250 228,282
1,255,236
Financials (3.8%):
Chariot Buyer LLC, Initial Term Loans, First Lien , 8 .50% ( SOFR01M + 325 bps ) , 11/3/28 (d) .. 194,500 193,333
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien , 8 .57% ( SOFR03M + 350 bps ) ,
2/25/29 (d) ........................................................ 99,239 98,246
Knight Health Holdings LLC, Term B Loans, First Lien , 10 .50% ( SOFR01M + 525 bps ) ,
12/15/28 (d) ....................................................... 486,250 270,681
WestJet Loyalty LP, Initial Term Loan, First Lien , 9 .08% ( SOFR03M + 375 bps ) , 2/14/31 (d) .. 199,000 196,678
758,938
Health Care (6.2%):
Amneal Pharmaceuticals LLC, Term Loan, First Lien , 10 .75% ( SOFR01M + 550 bps ) , 5/4/28 (d) 245,313 247,869
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 11 .83% ( SOFR03M + 650 bps ) ,
2/4/27 (d) ......................................................... 177,661 69,288
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien , 13 .83%
( SOFR03M + 850 bps ) , 2/4/27 (d) ......................................... 3,795 1,480
Embecta Corp., Initial Term Loan, First Lien , 8 .25% ( SOFR01M + 300 bps ) , 3/30/29 (d) ..... 250,000 243,332
Global Medical Response, Inc., 2024 Extented Term Loan, First Lien , 10 .46%
( SOFR01M + 550 bps ) , 10/31/28 (d) ....................................... 368,188 365,540
LifeScan Global Corp., Term Loan, First Lien , 11 .63% ( SOFR03M + 650 bps ) , 12/31/26 (d) ... 295,073 118,029
Radiology Partners, Inc., Term B, First Lien , 8 .62% ( SOFR03M + 350 bps ) , 1/31/29 (d) ...... 196,282 191,744
1,237,282
Industrials (1.1%):
Air Canada, Term Loans, First Lien , 7 .25% ( SOFR03M + 250 bps ) , 3/21/31 (d) ............ 149,250 149,437
Cotiviti Corp., Initial Fixed Rate Term Loans, First Lien , 7 .63% ( SOFR01M + 763 bps ) ,
5/1/31 (d) ......................................................... 75,000 75,281
224,718
Information Technology (0.6%):
McAfee Corp., Tranche B-1 Term Loan, First Lien , 8 .45% ( SOFR01M + 325 bps ) , 3/1/29 (d) .. 124,688 124,103
Total Senior Secured Loans (Cost $4,101,983) 3,600,277

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Corporate Bonds (58.2%)
Communication Services (8.1%):
AMC Networks, Inc. , 10 .25% , 1/15/29 , Callable 1/15/26 @ 105.13 (e) ................. $ 125,000 $ 128,718
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. , 8 .00% , 6/15/29 , Callable
6/15/25 @ 104 (e) ................................................... 250,000 260,109
Clear Channel Outdoor Holdings, Inc. , 7 .88% , 4/1/30 , Callable 10/1/26 @ 103.94 (e) ....... 200,000 209,312
CSC Holdings LLC , 11 .75% , 1/31/29 , Callable 1/31/26 @ 105.88 (e) .................. 100,000 96,519
Cumulus Media New Holdings, Inc. , 8 .00% , 7/1/29 , Callable 11/4/24 @ 100 (e) .......... 181,000 72,003
Frontier Communications Holdings LLC , 5 .88% , 10/15/27 , Callable 11/4/24 @ 101.47 (e) ... 125,000 125,502
Gray Television, Inc.
7 .00% , 5/15/27 , Callable 10/15/24 @ 101.75 (e) (f) ........................... 250,000 245,673
5 .38% , 11/15/31 , Callable 11/15/26 @ 102.69 (e) ............................ 125,000 78,054
Sinclair Television Group, Inc. , 5 .50% , 3/1/30 , Callable 12/1/24 @ 102.75 (e) (f) .......... 250,000 180,597
Univision Communications, Inc. , 7 .38% , 6/30/30 , Callable 6/30/25 @ 103.69 (e) .......... 250,000 241,727
1,638,214
Consumer Discretionary (17.5%):
American Axle & Manufacturing, Inc. , 6 .88% , 7/1/28 , Callable 10/15/24 @ 101.72 ........ 250,000 249,361
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5 .38% , 3/1/29 , Callable 11/4/24 @
102.69 (e) ......................................................... 375,000 350,591
Beazer Homes USA, Inc. , 7 .50% , 3/15/31 , Callable 3/15/27 @ 103.75 (e) ............... 250,000 259,740
Caesars Entertainment, Inc. , 8 .13% , 7/1/27 , Callable 10/15/24 @ 102.03 (e) ............. 400,000 408,458
Cinemark USA, Inc. , 5 .25% , 7/15/28 , Callable 11/4/24 @ 102.63 (e) ................... 250,000 245,788
Hanesbrands, Inc.
4 .88% , 5/15/26 , Callable 2/15/26 @ 100 (e) ................................ 200,000 198,184
9 .00% , 2/15/31 , Callable 2/15/26 @ 104.5 (e) (f) ............................. 250,000 269,895
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc , 6 .63% ,
1/15/32 , Callable 1/15/27 @ 103.31 (e) .................................... 250,000 253,285
Light & Wonder International, Inc. , 7 .00% , 5/15/28 , Callable 10/21/24 @ 101.75 (e) ....... 475,000 478,648
PetSmart, Inc./PetSmart Finance Corp.
4 .75% , 2/15/28 , Callable 11/4/24 @ 102.38 (e) .............................. 125,000 119,834
7 .75% , 2/15/29 , Callable 11/4/24 @ 103.88 (e) .............................. 75,000 73,982
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. , 6 .63% , 3/1/30 , Callable
3/1/25 @ 103.31 (e) ................................................. 250,000 248,227
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. , 7 .13% , 2/15/31 , Callable 11/15/30 @
100 (e) ........................................................... 350,000 378,859
3,534,852
Consumer Staples (1.7%):
B&G Foods, Inc. , 5 .25% , 9/15/27 , Callable 11/4/24 @ 101.31 (f) ..................... 350,000 335,825
Energy (4.9%):
Comstock Resources, Inc. , 6 .75% , 3/1/29 , Callable 10/21/24 @ 103.38 (e) .............. 375,000 366,569
Delek Logistics Partners LP/Delek Logistics Finance Corp. , 8 .63% , 3/15/29 , Callable 3/15/26
@ 104.31 (e) ...................................................... 125,000 131,603
New Fortress Energy, Inc. , 6 .50% , 9/30/26 , Callable 11/4/24 @ 101.63 (e) (f) ............. 250,000 210,497
Permian Resources Operating LLC , 5 .88% , 7/1/29 , Callable 11/4/24 @ 102.94 (e) ......... 120,000 120,149
Talos Production, Inc.
9 .00% , 2/1/29 , Callable 2/1/26 @ 104.5 (e) ................................. 100,000 102,981
9 .38% , 2/1/31 , Callable 2/1/27 @ 104.69 (e) ................................ 50,000 51,390
983,189
Financials (4.3%):
Acrisure LLC/Acrisure Finance, Inc. , 7 .50% , 11/6/30 , Callable 5/15/26 @ 103.75 (e) ....... 200,000 205,977
Arsenal AIC Parent LLC , 8 .00% , 10/1/30 , Callable 10/1/26 @ 104 (e) .................. 125,000 134,166
Boost Newco Borrower LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (e) ............ 100,000 107,271
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 11/4/24 @ 104 (e) ............... 125,000 125,527
NESCO Holdings II, Inc. , 5 .50% , 4/15/29 , Callable 11/4/24 @ 102.75 (e) ............... 100,000 92,148
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 11/4/24 @ 102.81 (e) .................. 200,000 193,668
858,757
Health Care (6.8%):
CHS/Community Health Systems, Inc.
6 .13% , 4/1/30 , Callable 4/1/25 @ 103.06 (e) ................................ 200,000 170,558
5 .25% , 5/15/30 , Callable 5/15/25 @ 102.63 (e) .............................. 25,000 23,000

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
DaVita, Inc. , 6 .88% , 9/1/32 , Callable 9/1/27 @ 103.44 (e) .......................... $ 250,000 $ 258,288
LifePoint Health, Inc.
5 .38% , 1/15/29 , Callable 11/4/24 @ 102.69 (e) .............................. 225,000 211,887
11 .00% , 10/15/30 , Callable 10/15/26 @ 105.5 (e) ............................ 150,000 169,609
Organon & Co./Organon Foreign Debt Co.-Issuer BV , 5 .13% , 4/30/31 , Callable 4/30/26 @
102.56 (e) ......................................................... 250,000 235,268
Radiology Partners, Inc. , 9 .78% , 2/15/30 , Continuously Callable @100 (e) (f) (g) .......... 329,285 311,155
1,379,765
Industrials (6.9%):
American Airlines, Inc.
7 .25% , 2/15/28 , Callable 2/15/25 @ 103.63 (e) .............................. 125,000 127,916
8 .50% , 5/15/29 , Callable 11/15/25 @ 104.25 (e) ............................. 100,000 106,031
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (e) ................ 150,000 149,806
Chart Industries, Inc. , 7 .50% , 1/1/30 , Callable 1/1/26 @ 103.75 (e) .................... 100,000 105,438
ITT Holdings LLC , 6 .50% , 8/1/29 , Callable 11/4/24 @ 103.25 (e) ..................... 250,000 237,157
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 11/4/24 @ 101.63 (e) .......................................... 150,000 151,870
Pike Corp. , 5 .50% , 9/1/28 , Callable 11/4/24 @ 101.38 (e) ........................... 400,000 391,569
WESCO Distribution, Inc. , 7 .25% , 6/15/28 , Callable 11/4/24 @ 102.42 (e) .............. 125,000 127,980
1,397,767
Information Technology (4.1%):
Cloud Software Group, Inc.
6 .50% , 3/31/29 , Callable 9/30/25 @ 103.25 (e) .............................. 250,000 248,815
9 .00% , 9/30/29 , Callable 9/30/25 @ 104.5 (e) ............................... 200,000 203,553
Neptune BidCo US, Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (e) ............... 375,000 367,115
819,483
Materials (3.9%):
AmeriTex HoldCo Intermediate LLC , 10 .25% , 10/15/28 , Callable 10/15/25 @ 105.13 (e) (f) .. 250,000 261,403
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. , 5 .25% , 8/15/27 , Callable 11/4/24
@ 100 (e) (f) ....................................................... 225,000 169,841
ATI, Inc. , 5 .13% , 10/1/31 , Callable 10/1/26 @ 102.56 ............................. 125,000 121,563
CVR Partners LP/CVR Nitrogen Finance Corp. , 6 .13% , 6/15/28 , Callable 11/4/24 @ 103.06 (e) 250,000 244,933
797,740
Total Corporate Bonds (Cost $11,676,982) 11,745,592
Yankee Dollars (14.6%)
Communication Services (2.7%):
Intelsat Jackson Holdings SA , 6 .50% , 3/15/30 , Callable 3/15/25 @ 102 (e) .............. 375,000 360,334
Telesat Canada/Telesat LLC , 5 .63% , 12/6/26 , Callable 10/21/24 @ 102.81 (e) ............ 400,000 190,582
550,916
Consumer Discretionary (2.0%):
Carnival Corp. , 6 .00% , 5/1/29 , Callable 11/6/24 @ 103 (e) (f) ........................ 150,000 151,802
Viking Ocean Cruises Ship VII Ltd. , 5 .63% , 2/15/29 , Callable 11/4/24 @ 102.81 (e) ....... 250,000 249,355
401,157
Energy (4.2%):
Seadrill Finance Ltd. , 8 .38% , 8/1/30 , Callable 8/1/26 @ 104.19 (e) .................... 250,000 261,408
TechnipFMC PLC , 6 .50% , 2/1/26 , Callable 11/4/24 @ 101.63 (e) ..................... 200,000 200,619
Transocean, Inc.
8 .00% , 2/1/27 , Callable 10/15/24 @ 102 (e) ................................ 193,000 192,915
7 .50% , 4/15/31 .................................................... 200,000 184,169
839,111
Financials (1.3%):
Diamond Foreign Asset Co./Diamond Finance LLC , 8 .50% , 10/1/30 , Callable 10/1/26 @
104.25 (e) ......................................................... 250,000 261,188

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Principal Amount Value
Health Care (1.1%):
Bausch Health Cos., Inc. , 6 .13% , 2/1/27 , Callable 11/4/24 @ 103.06 (e) ................ $ 250,000 $ 225,595
Industrials (1.9%):
Bombardier, Inc.
7 .88% , 4/15/27 , Callable 11/4/24 @ 100 (e) ................................ 82,000 82,226
8 .75% , 11/15/30 , Callable 11/15/26 @ 104.38 (e) ............................ 125,000 137,259
VistaJet Malta Finance PLC/Vista Management Holding, Inc. , 6 .38% , 2/1/30 , Callable 2/1/25
@ 103.19 (e) (f) ..................................................... 200,000 171,705
391,190
Materials (1.4%):
INEOS Finance PLC , 6 .75% , 5/15/28 , Callable 2/15/25 @ 103.38 (e) .................. 75,000 75,848
NOVA Chemicals Corp. , 9 .00% , 2/15/30 , Callable 8/15/26 @ 104.5 (e) ................. 200,000 216,630
292,478
Total Yankee Dollars (Cost $2,996,379) 2,961,635
U.S. Government Agency Mortgages (2.5%)
Federal Home Loan Bank
4 .64% , 10/1/24 (h) .................................................. 500,000 499,936
Total U.S. Government Agency Mortgages (Cost $500,000) 499,936
Shares
Exchange-Traded Funds (3.0%)
iShares iBoxx $ High Yield Corporate Bond ETF (f) .............................. 2,520 202,356
SPDR Blackstone Senior Loan ETF .......................................... 4,795 200,239
SPDR Bloomberg High Yield Bond ETF (f) .................................... 2,015 197,047
Total Exchange-Traded Funds (Cost $595,369) 599,642
Collateral for Securities Loaned (12.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .83% (i) ........ 650,773 650,773
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .85% (i) ............ 650,773 650,773
Invesco Government & Agency Portfolio, Institutional Shares , 4 .84% (i) ................ 650,773 650,773
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .82% (i) . 650,773 650,773
Total Collateral for Securities Loaned (Cost $2,603,092) 2,603,092
Total Investments (Cost $22,475,386) — 109.0% 22,010,736
Liabilities in excess of other assets — (9.0)% (1,818,644)
NET ASSETS - 100.00% $ 20,192,092
At September 30, 2024, the Fund's investments in foreign securities were 16.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(d) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2024.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was
$13,816,309 and amounted to 68.4% of net assets.
(f) All or a portion of this security is on loan.
(g) All of the coupon is PIK.
(h) Rate represents the effective yield at September 30, 2024.
(i) Rate disclosed is the daily yield on September 30, 2024.
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2024.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2024.

Schedule of Portfolio Investments
September 30, 2024
Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (97.8%)
Australia (6.9%):
Consumer Discretionary (1.3%):
Aristocrat Leisure Ltd. ................................................... 39,094 $ 1,578,058
Financials (1.3%):
Macquarie Group Ltd. ................................................... 9,851 1,575,933
Health Care (1.0%):
CSL Ltd. ............................................................. 6,113 1,207,260
Materials (2.1%):
BHP Group Ltd. ........................................................ 80,564 2,500,659
Real Estate (1.2%):
Scentre Group ......................................................... 559,066 1,405,128
8,267,038
Austria (0.8%):
Financials (0.8%):
BAWAG Group AG (a) ................................................... 12,491 967,637
Belgium (1.5%):
Information Technology (0.7%):
Melexis NV ........................................................... 10,631 879,496
Materials (0.8%):
Solvay SA , Class A ..................................................... 22,457 879,642
1,759,138
China (0.8%):
Communication Services (0.8%):
Tencent Holdings Ltd. ................................................... 16,800 934,192
Denmark (4.0%):
Consumer Discretionary (1.2%):
Pandora A/S .......................................................... 8,379 1,381,227
Health Care (2.8%):
Novo Nordisk A/S , Class B ................................................ 28,288 3,355,809
4,737,036
France (9.9%):
Consumer Discretionary (2.7%):
La Francaise des Jeux SAEM (a) ............................................ 26,529 1,091,513
LVMH Moet Hennessy Louis Vuitton SE ...................................... 2,724 2,088,695
3,180,208
Consumer Staples (2.0%):
L'Oreal SA ........................................................... 5,320 2,385,902
Energy (0.4%):
Gaztransport Et Technigaz SA .............................................. 3,638 514,335
Industrials (2.8%):
Rexel SA ............................................................. 46,091 1,335,850
Safran SA ............................................................ 8,599 2,023,275
3,359,125
Information Technology (0.9%):
Capgemini SE ......................................................... 4,933 1,064,897
Materials (1.1%):
Arkema SA ........................................................... 14,421 1,373,401
11,877,868

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Germany (9.0%):
Communication Services (0.8%):
CTS Eventim AG & Co. KGaA ............................................. 8,918 $ 928,470
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 6,987 742,009
Financials (2.4%):
Allianz SE , Registered Shares .............................................. 8,649 2,844,447
Industrials (1.7%):
Siemens AG , Registered Shares ............................................. 10,453 2,114,446
Information Technology (2.3%):
SAP SE .............................................................. 12,028 2,750,833
Utilities (1.2%):
RWE AG ............................................................. 39,276 1,430,747
10,810,952
Hong Kong (2.7%):
Financials (1.8%):
AIA Group Ltd. ........................................................ 249,000 2,174,552
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 254,000 1,105,846
3,280,398
Ireland (1.2%):
Materials (1.2%):
James Hardie Industries PLC (b) ............................................ 34,841 1,384,198
Italy (0.7%):
Utilities (0.7%):
Snam SpA ............................................................ 164,870 839,695
Japan (22.6%):
Communication Services (2.1%):
Capcom Co. Ltd. ....................................................... 52,800 1,231,643
Kakaku.com, Inc. ....................................................... 73,500 1,279,564
2,511,207
Consumer Discretionary (3.1%):
Toyota Motor Corp. ..................................................... 130,400 2,344,056
ZOZO, Inc. ........................................................... 38,900 1,413,369
3,757,425
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 19,100 1,254,142
Financials (3.1%):
Mizuho Financial Group, Inc. .............................................. 76,900 1,589,753
Tokio Marine Holdings, Inc. ............................................... 55,900 2,061,497
3,651,250
Health Care (2.6%):
Hoya Corp. ........................................................... 14,300 1,980,807
Shionogi & Co. Ltd. ..................................................... 77,700 1,113,883
3,094,690
Industrials (6.0%):
Fuji Electric Co. Ltd. .................................................... 22,800 1,381,670
MISUMI Group, Inc. .................................................... 50,400 914,300
Mitsubishi Heavy Industries Ltd. ............................................ 132,000 1,972,813
Nippon Yusen KK ...................................................... 37,200 1,366,557

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Sanwa Holdings Corp. ................................................... 58,100 $ 1,546,931
7,182,271
Information Technology (3.4%):
Disco Corp. ........................................................... 3,900 1,027,475
Fujitsu Ltd. ........................................................... 74,800 1,538,006
Oracle Corp. .......................................................... 14,200 1,466,212
4,031,693
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 31,500 1,066,404
Utilities (0.4%):
Tokyo Gas Co. Ltd. ..................................................... 20,400 475,229
27,024,311
Netherlands (6.7%):
Communication Services (1.3%):
Koninklijke KPN NV .................................................... 390,364 1,594,148
Financials (1.7%):
ING Groep NV ........................................................ 112,807 2,046,390
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 10,389 1,752,100
Information Technology (2.2%):
ASM International NV ................................................... 2,400 1,583,215
ASML Holding NV ..................................................... 1,258 1,046,342
2,629,557
8,022,195
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 38,054 843,242
Norway (0.6%):
Energy (0.3%):
Aker BP ASA ......................................................... 18,935 405,407
Financials (0.3%):
SpareBank 1 SMN ...................................................... 20,979 305,287
710,694
Spain (2.1%):
Communication Services (0.0%):(c)
Telefonica SA ......................................................... 1 5
Financials (2.1%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 232,613 2,512,418
2,512,423
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB , Class B ................................................. 122,917 2,109,875
Switzerland (11.7%):
Consumer Staples (3.5%):
Coca-Cola HBC AG ..................................................... 41,633 1,484,035
Nestle SA , Registered Shares .............................................. 26,867 2,700,409
4,184,444
Financials (2.7%):
Partners Group Holding AG ............................................... 854 1,287,784

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
UBS Group AG ........................................................ 63,553 $ 1,966,936
3,254,720
Health Care (5.5%):
Novartis AG , Registered Shares ............................................. 28,467 3,278,339
Roche Holding AG ...................................................... 10,302 3,297,402
6,575,741
14,014,905
United Kingdom (14.1%):
Consumer Discretionary (2.1%):
Greggs PLC ........................................................... 28,627 1,197,423
Next PLC ............................................................ 9,829 1,287,325
2,484,748
Consumer Staples (2.6%):
Diageo PLC ........................................................... 36,415 1,271,736
Imperial Brands PLC .................................................... 64,204 1,867,288
3,139,024
Energy (2.7%):
BP PLC .............................................................. 183,034 954,444
Shell PLC (b) .......................................................... 69,769 2,263,007
3,217,451
Financials (3.6%):
Barclays PLC ......................................................... 638,416 1,917,817
HSBC Holdings PLC .................................................... 226,314 2,029,892
Legal & General Group PLC ............................................... 122,714 371,851
4,319,560
Industrials (0.7%):
Ashtead Group PLC ..................................................... 11,261 872,350
Materials (1.7%):
Rio Tinto PLC ......................................................... 27,929 1,982,245
Utilities (0.7%):
Centrica PLC .......................................................... 578,581 904,815
16,920,193
Total Common Stocks (Cost $78,022,126) 117,015,990
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 1,564 130,797
Total Exchange-Traded Funds (Cost $102,181) 130,797
Total Investments (Cost $78,124,307) — 97.9% 117,146,787
Other assets in excess of liabilities — 2.1% 2,501,534
NET ASSETS - 100.00% $ 119,648,321
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was $2,059,150 and amounted to 1.7% of net assets.
(b) Non-income producing security.
(c) Amount represents less than 0.05% of net assets.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (98.3%)
Communication Services (6.1%):
Alphabet, Inc. , Class A ................................................... 101,570 $ 16,845,385
Take-Two Interactive Software, Inc. (a) ........................................ 77,990 11,987,843
TKO Group Holdings, Inc. (a) .............................................. 178,830 22,123,059
50,956,287
Consumer Discretionary (3.2%):
LKQ Corp. ........................................................... 428,230 17,094,941
Mattel, Inc. (a) ......................................................... 507,540 9,668,637
26,763,578
Consumer Staples (7.9%):
Keurig Dr. Pepper, Inc. ................................................... 729,110 27,327,043
Mondelez International, Inc. , Class A ......................................... 228,140 16,807,074
U.S. Foods Holding Corp. (a) ............................................... 355,130 21,840,495
65,974,612
Energy (7.5%):
Chevron Corp. ......................................................... 73,250 10,787,528
Enterprise Products Partners LP ............................................. 553,720 16,118,789
Exxon Mobil Corp. ..................................................... 162,370 19,033,011
Marathon Oil Corp. ..................................................... 638,060 16,991,538
62,930,866
Financials (21.2%):
Cboe Global Markets, Inc. ................................................ 62,430 12,790,034
Citigroup, Inc. ......................................................... 437,140 27,364,964
Everest Group Ltd. ...................................................... 25,910 10,152,315
Fairfax Financial Holdings Ltd. ............................................. 20,180 25,483,089
JPMorgan Chase & Co. .................................................. 90,700 19,125,002
KeyCorp ............................................................. 990,450 16,590,037
The Goldman Sachs Group, Inc. ............................................ 57,720 28,577,749
The PNC Financial Services Group, Inc. ...................................... 91,510 16,915,624
The Progressive Corp. ................................................... 82,340 20,894,598
177,893,412
Health Care (17.3%):
AbbVie, Inc. .......................................................... 98,460 19,443,881
GE HealthCare Technologies, Inc. ........................................... 94,670 8,884,780
Humana, Inc. .......................................................... 16,510 5,229,377
Johnson & Johnson ..................................................... 75,880 12,297,113
McKesson Corp. ....................................................... 21,910 10,832,742
Medtronic PLC ........................................................ 183,690 16,537,611
Merck & Co., Inc. ...................................................... 202,670 23,015,205
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 607,210 10,941,924
The Cigna Group ....................................................... 61,310 21,240,236
UnitedHealth Group, Inc. ................................................. 28,495 16,660,457
145,083,326
Industrials (15.1%):
FedEx Corp. .......................................................... 47,570 13,018,958
General Dynamics Corp. .................................................. 50,450 15,245,990
Johnson Controls International PLC .......................................... 137,300 10,655,853
Leidos Holdings, Inc. .................................................... 97,720 15,928,360
PACCAR, Inc. ......................................................... 97,735 9,644,490
Parker-Hannifin Corp. ................................................... 15,270 9,647,891
RTX Corp. ............................................................ 141,871 17,189,090
Sensata Technologies Holding PLC .......................................... 427,220 15,320,109
SS&C Technologies Holdings, Inc. .......................................... 273,590 20,303,114
126,953,855
Information Technology (9.7%):
Amphenol Corp. , Class A ................................................. 172,460 11,237,494
Analog Devices, Inc. .................................................... 71,050 16,353,578

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Applied Materials, Inc. ................................................... 59,670 $ 12,056,323
Corpay, Inc. (a) ......................................................... 48,430 15,146,967
Salesforce, Inc. ........................................................ 37,770 10,338,027
Zebra Technologies Corp. (a) ............................................... 43,590 16,142,249
81,274,638
Materials (3.1%):
PPG Industries, Inc. ..................................................... 104,240 13,807,630
Sealed Air Corp. ....................................................... 328,510 11,924,913
25,732,543
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc. ......................................... 104,170 12,370,187
Equity LifeStyle Properties, Inc. ............................................ 178,440 12,729,910
25,100,097
Utilities (4.2%):
Exelon Corp. .......................................................... 425,640 17,259,702
Vistra Corp. ........................................................... 153,379 18,181,547
35,441,249
Total Common Stocks (Cost $591,903,856) 824,104,463
Total Investments (Cost $591,903,856) — 98.3% 824,104,463
Other assets in excess of liabilities — 1.7% 14,428,045
NET ASSETS - 100.00% $ 838,532,508
At September 30, 2024, the Fund's investments in foreign securities were 7.5% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (97.4%)
Biotechnology (17.4%):
Amicus Therapeutics, Inc.(a) ............................................... 28,760 $ 307,157
AnaptysBio , Inc.(a) ..................................................... 8,550 286,425
Apellis Pharmaceuticals, Inc.(a) ............................................ 8,700 250,908
Apogee Therapeutics, Inc.(a) ............................................... 13,310 781,829
Arcellx , Inc.(a) ........................................................ 7,330 612,128
Biohaven Ltd.(a) ....................................................... 13,660 682,590
Blueprint Medicines Corp.(a) .............................................. 4,970 459,725
Bridgebio Pharma, Inc.(a) ................................................. 12,870 327,670
Cabaletta Bio, Inc.(a) .................................................... 24,170 114,082
Crinetics Pharmaceuticals, Inc.(a) ........................................... 12,030 614,733
Disc Medicine, Inc.(a) ................................................... 8,400 412,776
Halozyme Therapeutics, Inc.(a) ............................................. 7,000 400,680
Ideaya Biosciences, Inc.(a) ................................................ 11,520 364,954
Immunome , Inc.(a)(b) ................................................... 29,410 429,974
Immunovant , Inc.(a) ..................................................... 12,480 355,805
Insmed , Inc.(a) ......................................................... 12,930 943,890
Krystal Biotech, Inc.(a) ................................................... 2,880 524,247
MoonLake Immunotherapeutics (a) .......................................... 8,190 412,940
Nuvalent , Inc., Class A(a) ................................................. 5,620 574,926
Olema Pharmaceuticals, Inc.(a) ............................................. 32,510 388,169
Protagonist Therapeutics, Inc.(a) ............................................ 4,680 210,600
REVOLUTION Medicines, Inc.(a) .......................................... 15,380 697,483
SpringWorks Therapeutics, Inc.(a) ........................................... 14,820 474,833
Twist Bioscience Corp.(a) ................................................. 12,860 581,015
Vaxcyte , Inc.(a) ........................................................ 8,390 958,725
Vericel Corp.(a) ........................................................ 13,280 561,080
12,729,344
Communication Services (1.5%):
Reddit , Inc., Class A(a) ................................................... 16,090 1,060,653
Consumer Discretionary (10.4%):
American Eagle Outfitters, Inc. ............................................. 60,720 1,359,521
Atmus Filtration Technologies, Inc. .......................................... 15,420 578,713
Champion Homes, Inc.(a) ................................................. 10,340 980,749
Modine Manufacturing Co.(a) .............................................. 6,470 859,151
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 9,990 971,028
RH(a) ............................................................... 1,500 501,645
Sweetgreen , Inc., Class A(a) ............................................... 12,170 431,426
Under Armour , Inc., Class C(a) ............................................. 172,760 1,444,274
Wayfair, Inc., Class A(a) .................................................. 8,410 472,474
7,598,981
Consumer Staples (3.5%):
Freshpet , Inc.(a) ........................................................ 2,660 363,808
The Vita Coco Co., Inc.(a) ................................................ 37,810 1,070,401
Utz Brands, Inc. ........................................................ 62,660 1,109,082
2,543,291
Energy (2.4%):
Matador Resources Co. ................................................... 12,390 612,314
Tidewater, Inc.(a) ....................................................... 7,930 569,295
Weatherford International PLC ............................................. 7,100 602,932
1,784,541
Financials (9.8%):
Euronet Worldwide, Inc.(a) ................................................ 9,240 916,885
FirstCash Holdings, Inc. .................................................. 8,650 993,020
Flywire Corp.(a) ....................................................... 17,580 288,136
Palomar Holdings, Inc.(a) ................................................. 7,134 675,376
Payoneer Global, Inc.(a) .................................................. 122,590 923,103
Shift4 Payments, Inc., Class A(a) ............................................ 5,820 515,652
Walker & Dunlop, Inc. ................................................... 8,640 981,418

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Wintrust Financial Corp. .................................................. 8,870 $ 962,661
WisdomTree , Inc. ....................................................... 94,090 939,959
7,196,210
Health Care Equipment & Supplies (4.6%):
Glaukos Corp.(a)(b) ..................................................... 2,850 371,298
Inspire Medical Systems, Inc.(a) ............................................ 2,610 550,841
Lantheus Holdings, Inc.(a) ................................................ 2,020 221,695
PROCEPT BioRobotics Corp.(a) ............................................ 7,800 624,936
RxSight , Inc.(a) ........................................................ 10,370 512,589
SI-BONE, Inc.(a) ....................................................... 20,500 286,590
Tandem Diabetes Care, Inc.(a) .............................................. 18,940 803,245
3,371,194
Health Care Providers & Services (4.1%):
Acadia Healthcare Co., Inc.(a) .............................................. 8,820 559,276
HealthEquity , Inc.(a) .................................................... 8,940 731,739
RadNet , Inc.(a) ........................................................ 14,680 1,018,645
Surgery Partners, Inc.(a) .................................................. 21,620 697,029
3,006,689
Industrials (22.2%):
AAON, Inc. ........................................................... 8,110 874,582
AeroVironment , Inc.(a) ................................................... 5,380 1,078,690
Applied Industrial Technologies, Inc. ......................................... 4,840 1,079,949
Chart Industries, Inc.(a) .................................................. 5,880 729,943
FTAI Aviation Ltd. ...................................................... 12,250 1,628,025
Kirby Corp.(a) ......................................................... 5,930 726,010
Maximus, Inc. ......................................................... 3,390 315,812
Montrose Environmental Group, Inc.(a) ....................................... 10,110 265,893
Moog, Inc., Class A ..................................................... 3,270 660,605
MSA Safety, Inc. ....................................................... 3,540 627,784
NEXTracker , Inc., Class A(a) .............................................. 24,130 904,392
Paylocity Holding Corp.(a) ................................................ 4,040 666,479
Powell Industries, Inc. ................................................... 1,930 428,441
Primoris Services Corp. .................................................. 11,320 657,466
RXO, Inc.(a) .......................................................... 31,800 890,400
Simpson Manufacturing Co., Inc. ........................................... 4,870 931,485
SPX Technologies, Inc.(a) ................................................. 7,130 1,136,950
Tecnoglass , Inc. ........................................................ 9,260 635,792
The AZEK Co., Inc.(a) ................................................... 19,160 896,688
Watts Water Technologies, Inc., Class A ....................................... 1,760 364,654
Zurn Elkay Water Solutions Corp. ........................................... 20,080 721,675
16,221,715
Information Technology (18.9%):
Altair Engineering, Inc., Class A(a) .......................................... 13,700 1,308,487
Appfolio , Inc., Class A(a) ................................................. 2,670 628,518
Badger Meter, Inc. ...................................................... 1,730 377,849
Box, Inc., Class A(a) .................................................... 20,190 660,819
Braze, Inc., Class A(a) ................................................... 17,890 578,563
Confluent, Inc., Class A(a) ................................................ 7,020 143,068
Credo Technology Group Holding Ltd.(a) ..................................... 23,380 720,104
CyberArk Software Ltd.(a) ................................................ 1,620 472,408
Fabrinet (a) ............................................................ 4,450 1,052,158
Gitlab , Inc., Class A(a) ................................................... 13,980 720,529
Globant SA(a) ......................................................... 2,800 554,792
Itron , Inc.(a) .......................................................... 10,900 1,164,229
MACOM Technology Solutions Holdings, Inc.(a) ................................ 6,800 756,568
Onto Innovation, Inc.(a) .................................................. 3,360 697,402
Q2 Holdings, Inc.(a) ..................................................... 9,580 764,197
Semtech Corp.(a) ....................................................... 24,940 1,138,760
Smartsheet , Inc., Class A(a) ............................................... 8,470 468,899
Sprout Social, Inc., Class A(a) .............................................. 11,508 334,537

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Varonis Systems, Inc.(a) .................................................. 22,780 $ 1,287,070
13,828,957
Materials (1.9%):
Balchem Corp. ......................................................... 2,500 440,000
Summit Materials, Inc., Class A(a) .......................................... 25,250 985,507
1,425,507
Real Estate (0.7%):
National Storage Affiliates Trust ............................................ 10,190 491,158
Total Common Stocks (Cost $60,709,478) 71,258,240
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(c) ........ 137,403 137,403
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(c) ............ 137,403 137,403
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(c) ............... 137,403 137,403
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(c) . 137,403 137,403
Total Collateral for Securities Loaned (Cost $549,612) 549,612
Total Investments (Cost $61,259,090) — 98.2% 71,807,852
Other assets in excess of liabilities — 1.8% 1,305,121
NET ASSETS - 100.00% $ 73,112,973
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2024.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2024
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (98.2%)
Brazil (5.2%):
Communication Services (0.7%):
TIM SA ............................................................. 49,600 $ 170,563
Consumer Discretionary (0.8%):
Smartfit Escola de Ginastica e Danca SA ...................................... 19,700 77,546
Vibra Energia SA ....................................................... 31,525 135,437
212,983
Energy (1.2%):
Petroleo Brasileiro SA, ADR ............................................... 21,673 312,308
Financials (1.1%):
Itau Unibanco Holding SA, ADR ............................................ 42,464 282,385
Industrials (0.7%):
Marcopolo SA, Preference Shares ........................................... 55,920 81,621
Santos Brasil Participacoes SA ............................................. 37,600 101,892
183,513
Real Estate (0.4%):
Multiplan Empreendimentos Imobiliarios SA ................................... 23,400 110,197
Utilities (0.3%):
CPFL Energia SA ....................................................... 11,800 73,508
1,345,457
Chile (0.0%):(a)
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 31
China (25.0%):
Communication Services (7.0%):
China Tower Corp. Ltd., Class H(b) .......................................... 904,000 118,786
Tencent Holdings Ltd. ................................................... 28,030 1,558,655
Tencent Music Entertainment Group, ADR ..................................... 11,422 137,635
1,815,076
Consumer Discretionary (7.0%):
Alibaba Group Holding Ltd., Class W ........................................ 41,648 553,469
BYD Co. Ltd. ......................................................... 7,000 249,754
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 24,900 206,264
Meituan, Class W(b)(c) ................................................... 27,000 573,374
MotoMotion China Corp. ................................................. 10,300 83,998
New Oriental Education & Technology Group, Inc., ADR .......................... 1,963 148,874
1,815,733
Energy (0.6%):
PetroChina Co. Ltd., Class H .............................................. 206,000 166,180
Financials (3.0%):
Agricultural Bank of China Ltd., Class H ...................................... 216,000 100,783
China Construction Bank Corp., Class H ...................................... 577,000 430,283
China Pacific Insurance Group Co. Ltd., Class H ................................ 67,200 237,968
769,034
Health Care (1.1%):
Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A ............................... 35,600 124,916
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 4,100 169,095
294,011
Industrials (0.8%):
Anhui Heli Co. Ltd., Class A ............................................... 45,100 139,258

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Yutong Bus Co. Ltd., Class A .............................................. 22,200 $ 82,874
222,132
Information Technology (2.1%):
Foxconn Industrial Internet Co. Ltd., Class A ................................... 111,700 398,024
Luxshare Precision Industry Co. Ltd., Class A .................................. 24,500 150,438
548,462
Materials (3.4%):
China Hongqiao Group Ltd. ............................................... 95,000 155,844
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 493,800 306,281
Shanjin International Gold Co. Ltd., Class A .................................... 31,000 81,744
Western Mining Co. Ltd., Class A ........................................... 56,900 151,568
Zijin Mining Group Co. Ltd., Class H ........................................ 84,000 187,548
882,985
6,513,613
Greece (0.4%):
Energy (0.4%):
Motor Oil Hellas Corinth Refineries SA ....................................... 4,671 110,665
Hong Kong (1.0%):
Consumer Discretionary (0.3%):
Bosideng International Holdings Ltd. ......................................... 144,000 81,915
Industrials (0.3%):
Techtronic Industries Co. Ltd. .............................................. 5,000 74,644
Utilities (0.4%):
Kunlun Energy Co. Ltd. .................................................. 102,000 104,816
261,375
Hungary (1.3%):
Financials (1.0%):
OTP Bank Nyrt ........................................................ 4,830 252,860
Health Care (0.3%):
Richter Gedeon Nyrt .................................................... 2,523 77,794
330,654
India (19.3%):
Consumer Discretionary (4.0%):
Crompton Greaves Consumer Electricals Ltd. ................................... 24,501 121,594
Hero MotoCorp Ltd. ..................................................... 5,025 342,668
Mahindra & Mahindra Ltd.(c) .............................................. 8,672 320,090
Maruti Suzuki India Ltd. .................................................. 1,641 259,128
1,043,480
Consumer Staples (0.7%):
Britannia Industries Ltd. .................................................. 2,395 181,242
Financials (4.7%):
ICICI Bank Ltd., ADR ................................................... 24,798 740,220
LIC Housing Finance Ltd. ................................................. 22,616 178,634
Manappuram Finance Ltd. ................................................ 51,039 122,676
Shriram Finance Ltd. .................................................... 4,226 180,703
1,222,233
Health Care (1.7%):
Dr. Reddy's Laboratories Ltd. .............................................. 2,318 186,605
Sun Pharmaceutical Industries Ltd. .......................................... 11,407 262,268
448,873

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Industrials (0.8%):
Larsen & Toubro Ltd. .................................................... 4,641 $ 203,537
Information Technology (2.5%):
Infosys Ltd., ADR (d) .................................................... 29,228 650,908
Materials (3.1%):
MOIL Ltd. ............................................................ 23,105 112,353
UltraTech Cement Ltd. ................................................... 2,138 301,057
Vedanta Ltd. .......................................................... 42,184 257,802
Welspun Corp. Ltd. ..................................................... 15,563 142,478
813,690
Real Estate (0.8%):
Oberoi Realty Ltd. ...................................................... 8,645 195,088
Utilities (1.0%):
Power Grid Corp. of India Ltd. ............................................. 60,929 256,989
5,016,040
Indonesia (1.2%):
Energy (0.5%):
PT United Tractors Tbk .................................................. 74,200 133,311
Financials (0.7%):
PT Bank Mandiri Persero Tbk .............................................. 375,000 172,555
305,866
Jordan (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 3,236 82,793
Luxembourg (0.6%):
Materials (0.6%):
Ternium SA, ADR ...................................................... 4,110 151,700
Malaysia (0.5%):
Utilities (0.5%):
YTL Power International Bhd .............................................. 138,500 123,623
Mexico (1.9%):
Consumer Staples (0.7%):
Gruma SAB de CV, Class B ............................................... 5,427 100,795
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 45,500 73,591
174,386
Financials (0.8%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 30,740 217,829
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 36,233 97,824
490,039
Netherlands (0.4%):
Real Estate (0.4%):
NEPI Rockcastle NV .................................................... 13,282 112,632
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA, Class A ............................................... 1,313 123,212

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Poland (1.8%):
Consumer Discretionary (0.6%):
LPP SA .............................................................. 34 $ 139,414
Financials (1.2%):
Powszechna Kasa Oszczednosci Bank Polski SA ................................ 21,967 320,224
459,638
Russian Federation (0.0%):(a)
Energy (0.0%):(a)
Gazprom PJSC(c)(e)(f) ................................................... 117,150 3,064
Rosneft Oil Co. PJSC, GDR(c)(e)(f) ......................................... 48,095 —
3,064
Financials (0.0%):
Sberbank of Russia PJSC, ADR(c)(e)(f) ....................................... 31,735 —
3,064
Saudi Arabia (3.1%):
Communication Services (1.1%):
Saudi Telecom Co. ...................................................... 24,440 284,815
Consumer Discretionary (0.3%):
United Electronics Co. ................................................... 2,924 74,120
Financials (1.4%):
Alinma Bank .......................................................... 27,180 206,840
Saudi Awwal Bank ...................................................... 18,553 171,719
378,559
Industrials (0.3%):
Riyadh Cables Group Co. ................................................. 2,795 73,909
811,403
South Africa (1.8%):
Consumer Discretionary (0.5%):
The Foschini Group Ltd. .................................................. 13,484 121,649
Financials (1.3%):
Nedbank Group Ltd. ..................................................... 20,118 347,623
469,272
South Korea (11.0%):
Consumer Discretionary (0.7%):
Kia Corp. ............................................................ 2,527 192,450
Financials (1.5%):
DB Insurance Co. Ltd. ................................................... 1,231 105,801
KIWOOM Securities Co. Ltd. .............................................. 879 87,187
Samsung Securities Co. Ltd. ............................................... 6,208 206,364
399,352
Health Care (0.6%):
Classys, Inc. .......................................................... 2,112 87,310
T&L Co. Ltd. .......................................................... 1,133 64,268
151,578
Industrials (3.2%):
Hanwha Aerospace Co. Ltd. ............................................... 616 140,340
Hanwha Industrial Solutions Co. Ltd.(c) ....................................... 682 17,372
HD Hyundai Electric Co. Ltd. .............................................. 631 158,784
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(c) ........................ 951 135,859
Hyundai Rotem Co. Ltd. .................................................. 3,118 127,610
Samsung C&T Corp. .................................................... 1,365 142,992

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Description Shares Value
Samsung E&A Co. Ltd.(c) ................................................ 6,273 $ 105,277
828,234
Information Technology (5.0%):
Innox Advanced Materials Co. Ltd. .......................................... 3,184 66,374
LG Innotek Co. Ltd. ..................................................... 1,040 173,194
Samsung Electronics Co. Ltd. .............................................. 11,641 544,170
SK Hynix, Inc. ......................................................... 3,833 513,075
1,296,813
2,868,427
Taiwan (15.5%):
Health Care (0.5%):
Bora Pharmaceuticals Co. Ltd. ............................................. 5,000 118,349
Industrials (0.3%):
Fortune Electric Co. Ltd. ................................................. 4,600 91,227
Information Technology (14.4%):
Chroma ATE, Inc. ...................................................... 19,000 223,173
Compeq Manufacturing Co. Ltd. ............................................ 54,000 116,057
Elite Material Co. Ltd. ................................................... 17,000 240,119
Gold Circuit Electronics Ltd. ............................................... 16,600 103,488
Insyde Software Corp. ................................................... 5,000 81,949
King Yuan Electronics Co. Ltd. ............................................. 34,000 120,643
Lotes Co. Ltd. ......................................................... 3,000 130,935
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 87,259 2,632,344
Wiwynn Corp. ......................................................... 2,000 108,447
3,757,155
Materials (0.3%):
Gloria Material Technology Corp. ........................................... 53,000 80,814
4,047,545
Thailand (2.9%):
Consumer Staples (1.3%):
CP ALL PCL-NVDR .................................................... 164,300 333,042
Energy (0.7%):
PTT Exploration & Production PCL-NVDR .................................... 45,200 184,383
Health Care (0.9%):
Bangkok Dusit Medical Services PCL-NVDR .................................. 249,300 231,582
749,007
Turkey (1.7%):
Consumer Discretionary (0.2%):
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(b) .................................. 23,952 63,171
Consumer Staples (0.5%):
BIM Birlesik Magazalar A/S ............................................... 8,917 129,237
Financials (0.5%):
Yapi ve Kredi Bankasi A/S ................................................ 159,861 144,296
Industrials (0.5%):
Pegasus Hava Tasimaciligi A/S(c) ........................................... 17,185 119,857
456,561
United Arab Emirates (2.3%):
Financials (1.3%):
Dubai Islamic Bank PJSC ................................................. 50,951 87,417

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
298,050
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
416,883
Security Description Shares Value
Emirates NBD Bank PJSC ................................................ 46,494 $ 257,018
344,435
Real Estate (1.0%):
Emaar Properties PJSC ................................................... 110,326 261,776
606,211
United States (0.5%):
Consumer Discretionary (0.5%):
Samsonite International SA(b) .............................................. 44,700 120,988
Total Common Stocks (Cost $20,215,527) 25,559,816
Collateral for Securities Loaned (2.5%)^
United States (2.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.83%(g) ........ 165,653 165,653
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.85%(g) ............ 165,653 165,653
Invesco Government & Agency Portfolio, Institutional Shares, 4.84%(g) ............... 165,653 165,653
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.82%(g) . 165,653 165,653
Total Collateral for Securities Loaned (Cost $662,612) 662,612
Total Investments (Cost $20,878,139) — 100.7% 26,222,428
Liabilities in excess of other assets — (0.7)% (185,469)
NET ASSETS - 100.00% $ 26,036,959
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b)
Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2024, the fair value of these securities was $876,319 and amounted to 3.4% of net assets.
(c) Non-income producing security.
(d) All or a portion of this security is on loan.
(e)
The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30,
2024.
(f) Security was fair valued using significant unobservable inputs as of September 30, 2024.
(g) Rate disclosed is the daily yield on September 30, 2024.
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company